Employee Benefit Plans - Fair Value of Plan Assets (Details) - Defined Benefit Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	$ 656	$ 1,028
Fair value of plan assets at beginning of year	1,028	1,055
Fair value of plan assets at end of year	$ 656	$ 1,028
Target allocation (percent)	100.00%
Allocation (percent)	100.00%	100.00%
Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	$ 656	$ 1,028
Fair value of plan assets at beginning of year	1,028
Fair value of plan assets at end of year	656	1,028
Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	61	66
Fair value of plan assets at beginning of year	66
Fair value of plan assets at end of year	61	66
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	88	930
Fair value of plan assets at beginning of year	930
Fair value of plan assets at end of year	88	930
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	507	32
Fair value of plan assets at beginning of year	32
Fair value of plan assets at end of year	$ 507	$ 32
Equities
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Target allocation (percent)	6.00%
Allocation (percent)	5.00%	4.00%
Equities | Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	$ 33	$ 42
Fair value of plan assets at beginning of year	42
Fair value of plan assets at end of year	33	42
Equities | Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	4	15
Fair value of plan assets at beginning of year	15
Fair value of plan assets at end of year	4	15
Equities | Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	29	27
Fair value of plan assets at beginning of year	27
Fair value of plan assets at end of year	29	27
Equities | Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	0	0
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	$ 0	$ 0
Fixed income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Target allocation (percent)	86.00%
Allocation (percent)	88.00%	89.00%
Fixed income | Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	$ 574	$ 919
Fair value of plan assets at beginning of year	919
Fair value of plan assets at end of year	574	919
Fixed income | Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	28	26
Fair value of plan assets at beginning of year	26
Fair value of plan assets at end of year	28	26
Fixed income | Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	51	886
Fair value of plan assets at beginning of year	886
Fair value of plan assets at end of year	51	886
Fixed income | Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	495	7
Fair value of plan assets at beginning of year	7	7
Return on pension plan assets	(22)	0
Purchases, sales and settlements	510	0
Transfers (out of) into Level 3	0	0
Fair value of plan assets at end of year	$ 495	$ 7
Real estate/other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Target allocation (percent)	3.00%
Allocation (percent)	3.00%	4.00%
Real estate/other | Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	$ 20	$ 42
Fair value of plan assets at beginning of year	42
Fair value of plan assets at end of year	20	42
Real estate/other | Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	0	0
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Real estate/other | Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	8	17
Fair value of plan assets at beginning of year	17
Fair value of plan assets at end of year	8	17
Real estate/other | Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	12	25
Fair value of plan assets at beginning of year	25	28
Return on pension plan assets	(2)	(1)
Purchases, sales and settlements	(11)	(2)
Transfers (out of) into Level 3	0	0
Fair value of plan assets at end of year	12	25
Cash and cash equivalents | Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	29	25
Fair value of plan assets at beginning of year	25
Fair value of plan assets at end of year	29	25
Cash and cash equivalents | Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	29	25
Fair value of plan assets at beginning of year	25
Fair value of plan assets at end of year	29	25
Cash and cash equivalents | Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	0	0
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Cash and cash equivalents | Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets	0	0
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	$ 0	$ 0
Cash
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Target allocation (percent)	5.00%
Allocation (percent)	4.00%	3.00%